Consolidated Statements of Changes in Stockholder's Equity (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019			$ 50	$ 126,550	$ 4,945,109	$ 6,068	$ (5,207,491)	$ (129,714)
Beginning balance, shares at Dec. 31, 2019	0	0	50,000	126,550,535
Net income (loss)							(499,905)	(499,905)
Non-controlling interest, net income (loss)						2,004		2,004
Issuance of Series C Preferred Stock			$ 66		66,424			66,490
Issuance of Series C Preferred Stock, shares			66,000
Ending balance, value at Mar. 31, 2020			$ 116	$ 127,092	5,399,212	8,072	(5,707,396)	(172,905)
Beneficial conversion feature of convertible notes					351,920			55,669
Stock issued for services				$ 542	35,759
Stock issued for services, shares				541,800
Ending balance, shares at Mar. 31, 2020	0	0	116,000	127,092,335
Net income (loss)							(1,904,142)	(1,904,142)
Non-controlling interest, net income (loss)						(1,707)		(1,707)
Conversion of Series C Preferred to Common stock			$ (119)	$ 2,480	(2,361)
Conversion of Series C Preferred to Common stock, shares			(118,990)	2,480,000
Issuance of Series C Preferred Stock			$ 33		32,567			32,600
Issuance of Series C Preferred Stock, shares			32,600
Ending balance, value at Jun. 30, 2020			$ 30	$ 144,202	7,503,088	6,365	(7,611,538)	42,147
Stock issued for services				$ 14,630	1,967,370			1,982,000
Stock issued for services, shares				14,630,000
Ending balance, shares at Jun. 30, 2020	0	0	29,610	144,202,335
Net income (loss)							(954,265)	(954,265)
Non-controlling interest, net income (loss)						(6,365)		(6,365)
Conversion of Series C Preferred to Common stock			$ (7)	$ 210				203
Conversion of Series C Preferred to Common stock, shares			(7,000)	210,000
Issuance of Series C Preferred Stock			$ 37		36,740			36,777
Issuance of Series C Preferred Stock, shares			37,000
Ending balance, value at Sep. 30, 2020			$ 60	$ 152,112	8,335,553		(8,565,803)	(78,078)
Stock issued for services				$ 7,700	762,300			770,000
Stock issued for services, shares				7,700,000
Ending balance, shares at Sep. 30, 2020	0	0	59,610	152,112,335
Beginning balance, value at Dec. 31, 2020			$ 80	$ 154,832	8,612,683	(23,052)	(8,916,893)	(172,350)
Beginning balance, shares at Dec. 31, 2020			79,610	154,832,335
Net income (loss)							(421,862)	(421,862)
Non-controlling interest, net income (loss)						1,183		1,183
Ending balance, value at Mar. 31, 2021			$ 80	$ 157,782
Ending balance, shares at Mar. 31, 2021			79,610	157,782,335
Net income (loss)							(3,205,314)	(3,205,314)
Non-controlling interest, net income (loss)						14,977		14,977
Conversion of Series C Preferred to Common stock			$ (10)	$ 300	(290)
Conversion of Series C Preferred to Common stock, shares			(10,000)	300,000
Issuance of Series C Preferred Stock			$ 90		339,570			339,660
Issuance of Series C Preferred Stock, shares			90,000
Ending balance, value at Jun. 30, 2021			$ 160	$ 168,482	12,345,186	(6,892)	(12,544,069)	(37,133)
Ending balance, shares at Jun. 30, 2021			159,610	168,482,335
Net income (loss)							(204,754)	(204,754)
Non-controlling interest, net income (loss)						(5,874)		(5,874)
Conversion of Series C Preferred to Common stock			$ (50)	$ 1,201	(1,151)
Conversion of Series C Preferred to Common stock, shares			(50,000)	1,201,316
Issuance of Series C Preferred Stock			$ 30		125,070			125,100
Issuance of Series C Preferred Stock, shares			30,000
Ending balance, value at Sep. 30, 2021			$ 140	$ 169,683	$ 12,469,105	$ (12,766)	$ (12,748,823)	$ (122,661)
Ending balance, shares at Sep. 30, 2021			139,610	169,683,651